Schedule of Investments (unaudited)
January 31, 2025
iShares® Inflation Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	32,063	$2,556,062
Total Investment Companies (Cost: $2,372,166)		2,556,062
Short-Term Securities
Money Market Funds — 49.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(a)(c)(d)	1,240,137	1,240,757
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	80,000	80,000
Total Short-Term Securities — 49.0% (Cost: $1,320,758)		1,320,757
Total Investments in Securities — 143.8% (Cost: $3,692,924)		3,876,819
Liabilities in Excess of Other Assets — (43.8)%		(1,181,205)
Net Assets — 100.0%		$2,695,614

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,227,128	$13,872 (a)	$—	$(361)	$118	$1,240,757	1,240,137	$3,963 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	10,000 (a)	—	—	—	80,000	80,000	894	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,537,466	—	—	—	18,596	2,556,062	32,063	37,361	—
				$(361)	$18,714	$3,876,819		$42,218	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/17/30	USD	15	$581	$—	$581

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged High Yield Bond ETF

Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/25	USD	127	$1,215	$1	$1,214
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	17	103	—	103
2.09%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/11/26	USD	115	1,261	1	1,260
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/26	USD	14	214	—	214
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	85	350	—	350
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/26	USD	43	359	—	359
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/01/26	USD	115	1,472	1	1,471
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	21	216	—	216
1.99%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/13/26	USD	123	1,476	230	1,246
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/27	USD	11	15	51	(36)
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/27	USD	13	9	25	(16)
2.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/27	USD	124	1,212	1	1,211
2.06%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/13/27	USD	50	766	131	635
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/27	USD	51	301	—	301
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/27	USD	14	59	—	59
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/28/28	USD	8	73	—	73
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/29	USD	14	1	—	1
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/29	USD	11	(12)	33	(45)
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/29	USD	399	4,958	6	4,952

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged High Yield Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/29	USD	11	$66	$—	$66
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/11/29	USD	13	165	—	165
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/29	USD	22	115	—	115
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/29	USD	36	198	—	198
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/29	USD	24	6	—	6
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/29	USD	56	328	1	327
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/22/29	USD	25	299	—	299
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/10/30	USD	22	119	53	66
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/30	USD	20	325	—	325
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/01/30	USD	30	340	—	340
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/23/30	USD	28	21	—	21
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/31	USD	13	116	—	116
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/31	USD	26	187	—	187
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	34	211	1	210
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/31	USD	21	11	—	11
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/31	USD	14	(33)	39	(72)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/31	USD	19	128	—	128
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/31	USD	22	125	—	125
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/31	USD	19	102	—	102

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged High Yield Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/31/34	USD	13	$(62)	$43	$(105)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/35	USD	16	128	75	53
							$16,943	$692	$16,251
OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	508	$2,890	$—	$2,890
2.82%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/32	USD	98	125	—	125
								$3,015	$—	$3,015
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,556,062	$—	$—	$2,556,062
Short-Term Securities
Money Market Funds	1,320,757	—	—	1,320,757
	$3,876,819	$—	$—	$3,876,819
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$19,540	$—	$19,540

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a) (continued)
Interest Rate Contracts	$—	$581	$—	$581
Liabilities
Inflation Linked Contracts	—	(274)	—	(274)
	$—	$19,847	$—	$19,847

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate